Commitments and Contingencies (Details) - USD ($)		9 Months Ended		12 Months Ended
	Aug. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Milestone payments				$ 61,123	$ 50,000
Milestone payments			$ 60,659
Common stock received	$ 500,000
Exercise price (in Dollars per share)	$ 0.01
Gross proceeds	$ 4,000,000
Cash fee	250,000
Purchase of warrants	$ 250,000